                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending: / /     (a)

         or fiscal year ending:     12/31/02           (b)

Is this a transition report? (Y/N)                                    N
                                                                     ---
Is this an amendment to a previous filing? (Y/N)                      N
                                                                     ---

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name:        NYLIAC MFA SEPARATE ACCOUNT-II

     B. File Number:            811-03830

     C. Telephone Number:       (212) 576-7000

2.   A. Street:                 51 MADISON AVENUE

     B. City: NEW YORK          C. State: NY       D. Zip Code: 10010  Zip Ext:

     E. Foreign Country:                           Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)       N
                                                                     ---
4.   Is this the last filing on this form by Registrant? (Y/N)        N
                                                                     ---
5.   Is Registrant a small business investment company (SBIC)? (Y/N)  N
                                                                     ---
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)               Y
                                                                     ---
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.   A. Is Registrant a series or multiple portfolio company?(Y/N)    Y
                                                                     ---
     [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have
     at the end of the period?                                        3
                                                                     ---



                                                      If filing more than one
                                                      Page 2, "X" box [ ]

For period ending 12/31/02

File number 811-03830


C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                                 Is this the
Series                                                           last filing
Number                    Series Name                          for this series?
------  ----------------------------------------------------   ----------------
                                                                      (Y/N)
  1.     Common Stock Investment Division                               N
  2.     Bond Investment Division                                       N
  3.     Money Market Investment Division                               N

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

                                                       If filing more than one
                                                       Page 47, "X" box [ ]

For period ending 12/31/02

File number 811-03830


UNIT INVESTMENT TRUSTS

111.  A. [/] Depositor Name: _________________________________________________

      B. [/] File Number (If any): _______________________

      C.     City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


111.  A. [/] Depositor Name: _________________________________________________

      B. [/] File Number (If any): _______________________

      C. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____



112.  A. [/] Sponsor Name: ___________________________________________________

      B. [/] File Number (If any): _______________________

      C. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


112.  A. [/] Sponsor Name: ___________________________________________________

      B. [/] File Number (If any): _______________________

      C. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________

                                                      If filing more than one
                                                      Page 48, "X" box: [ ]
For period ending 12/31/02

File number 811-03830


113.  A. [/] Trustee Name: ___________________________________________________

      B. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


113.  A. [/] Trustee Name: ___________________________________________________

      B. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


114.  A. [/] Principal Underwriter Name: _____________________________________

      B. [/] File Number: 8-_______________________

      C. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________

115.  A. [/] Independent Public Accountant Name: ______________________________

      B. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


115.  A. [/] Independent Public Accountant Name: _____________________________

      B. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________

                                                        If filing more than one
                                                         Page 49, "X" box: [ ]
For period ending 12/31/02

File number 811-03830


116. Family of investment companies information:

       A. [/] Is Registrant part of a family of investment
               companies?     (Y/N) _____________________________   ___________
                                                                        Y/N
       B. [/] Identify the family in 10 letters: ______________________________

              (NOTE: In filing this form, use this identification
                consistently for all investment companies in family. This designation is for purposes of this form only.)

117.   A. [/] Is Registrant a separate account of an insurance
              company? (Y/N) ____________________________________   ___________
                                                                        Y/N
       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

       B. [/] Variable annuity contracts? (Y/N) _________________   ___________
                                                                        Y/N
       C. [/] Scheduled premium variable life
              contracts? (Y/N) __________________________________   ___________
                                                                        Y/N
       D. [/] Flexible premium variable life
              contracts? (Y/N)___________________________________   ___________
                                                                        Y/N
       E. [/] Other types of insurance products registered under the
                Securities Act of 1933? (Y/N) ___________________   ___________
                                                                        Y/N
118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act
                of 1933 _________________________________________   ___________

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the
          period ________________________________________________   ___________

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
                  ($000's omitted) ______________________________  $___________

121. [/] State the number of series for which a current prospectus was in
        existence at the end of the period ______________________   ___________

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
               current period ___________________________________   ___________

                                                     If filing more than one
                                                      Page 50, "X" box: [ ]
For period ending 12/31/02

File number 811-03830


123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted) ______________________ $__________

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) __________________ $__________

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) ____________________ $__________

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) _____ ____________________________________ $__________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                      Number of            Total Assets       Total Income
                                                        Series                ($000's         Distributions
                                                      Investing              omitted)        ($000's omitted)
                                                      ---------              --------        ----------------

A. U.S. Treasury direct issue                                                  $             $
                                                      ----------------         --------      ------------

B. U.S. Government agency                                                      $             $
                                                      ----------------         --------      ------------
C. State and municipal tax-free                                                $             $
                                                      ----------------         --------      ------------
D. Public utility debt                                                         $             $
                                                      ----------------         --------      ------------
E. Brokers or dealers debt or debt of
     brokers' or dealers' parent                                               $             $
                                                      ----------------         --------      ------------
F. All other corporate intermed. & long-
     term debt                                                                 $             $
                                                     ----------------          --------      ------------
G. All other corporate short-term debt                                         $             $
                                                     ----------------          --------      ------------
H. Equity securities of brokers or dealers                                     $             $
      or parents of brokers or dealers               ----------------          --------      ------------


I. Investment company equity securities                                        $             $
                                                      ----------------         --------      ------------
J. All other equity securities                                1                $100,509      $
                                                      ----------------         --------      ------------
K. Other securities
                                                                               $             $
                                                      ----------------         --------      ------------
L. Total assets of all series of registrant                 1                  $100,509      $
                                                      ----------------         --------      ------------

                                                       If filing more than one
                                                        Page 51, "X" box: [ ]

For period ending 12/31/02

File number 811-03830


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) _______________________________________ _____________
                                                                     Y/N


129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)_______________________________ _____________
                                                                     Y/N


130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) ______________________ _____________
                                                                     Y/N

131.     Total expenses incurred by all series of Registrant during the current
         reporting period ($000's omitted) ___________________    $ 1,558
                                                                ______________

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-________  811-_______  811-________   811-________  811-________

          811-________  811-_______  811-________   811-________  811-________

          811-________  811-_______  811-________   811-________  811-________

          811-________  811-_______  811-________   811-________  811-________

          811-________  811-_______  811-________   811-________  811-________

          811-________  811-_______  811-________   811-________  811-________

          811-________  811-_______  811-________   811-________  811-________

          811-________  811-_______  811-________   811-________  811-________

          811-________  811-_______  811-________   811-________  811-________

                                 SIGNATURE PAGE

For period ending 12/31/02

File number 811-03830



         This report is signed on behalf of the Registrant, NYLIAC MFA Separate Account-II, in the City of New York, in the State of New York, on the 28th day of February, 2003.


                                  NYLIAC MFA Separate Account-II

                                  By:  /s/ JOHN A. CULLEN
                                      ----------------------------
                                       John A. Cullen
                                       Senior Vice President and
                                       Principal Accounting Officer



Witness:


/s/ MARY HALLAHAN
-------------------------------
Mary Hallahan
Corporate Vice President